UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code:701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

INTEGRITY VALUE FUND
Schedule of Investments March 30, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (44.3%)

Communications Equipment (5.0%)
*Cisco Systems, Inc.	3,000	$76,590

Computer Services (8.1%)
*Netease.com Inc. ADR	7,000	124,180

Drugs and Pharmaceuticals (6.5%)
Wyeth	2,000	100,060

Energy (5.3%)
Ensco International Inc.	1,500	81,600

Healthcare (10.2%)
*Amsurg Corporation	3,500	85,715
*Genzyme Corp.	1,200	72,024
		157,739
Insurance (5.3%)
Berkley (W.R.)	2,450	81,144

Transportation (3.9%)
*YRC Worldwide Inc.	1,500	60,330

TOTAL COMMON STOCK (COST: $559,988)		$681,643

SHORT-TERM SECURITIES (18.8%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $290,231)	290,231	$290,231

TOTAL INVESTMENTS IN SECURITIES (COST: $850,219)		$971,874
OTHER ASSETS LESS LIABILITIES		567,817

NET ASSETS		$1,539,691

*Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At March 30, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $850,219.  The net unrealized appreciation of investments based on the cost was $121,655, which is comprised of $128,681 aggregate gross unrealized appreciation and $7,026aggregate gross unrealized depreciation.

INTEGRITY SMALL CAP GROWTH FUND
Schedule of Investments March 30, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (73.3%)

Basic Materials (8.4%)
CONSOL Energy, Inc.	6,000	$234,780
*Dril-Quip, Inc.	6,000	259,680
		494,460
Chemicals (6.6%)
Agrium Inc.	10,000	383,300

Communications Equipment (6.1%)
*Cisco Systems, Inc.	14,000	357,420

Computer Hardware (8.2%)
Intel Corp.	14,500	277,385
*ManTech International	6,000	200,460
		477,845
Computer Services (7.6%)
*Netease.com Inc. ADR	25,000	443,500

Diversified Electronic (2.8%)
*Anixter International Inc	2,500	164,850

Energy (7.4%)
Ensco International Inc.	8,000	435,200

Financial (0.1%)
*Dime Bancorp Warrants	20,400	3,468

Healthcare (5.4%)
*Amsurg Corporation	13,000	318,370

Insurance (4.7%)
Berkley (W.R.)	8,250	273,240

Oil And Gas Operations (7.0%)
*Newfield Exploration	9,800	408,758

Transportation (10.0%)
Arkansas Best Corp.	5,500	195,525
Hunt (JB) Transport	5,000	131,200
*YRC Worldwide Inc.	6,500	261,430
		588,155

TOTAL COMMON STOCKS (COST: $3,327,706)		$4,348,566

SHORT-TERM SECURITIES (26.7%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $1,565,883)	1,565,883	$1,565,883

TOTAL INVESTMENTS IN SECURITIES (COST: $4,893,589)		$5,914,449
OTHER ASSETS LESS LIABILITIES		(64,088)

NET ASSETS		$5,850,361

*Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At March 30, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $4,893,589.  The net unrealized appreciation of investments based on the cost was $1,020,860, which is comprised of $1,215,857 aggregate gross unrealized appreciation and $194,997 aggregate gross unrealized depreciation.

INTEGRITY HEALTH SCIENCES FUND
Schedule of Investments March 30, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (76.8%)

Communications Equipment (4.7%)
*Cisco Systems, Inc.	6,000	$153,180

Computer Hardware (5.2%)
Intel Corp	9,000	172,170

Drugs and Pharmaceuticals (25.3%)
*Amgen, Inc.	5,000	279,400
Merck & Co.	8,000	353,360
Wyeth	4,000	200,120
		832,880
Energy (4.1%)
Ensco International Inc.	2,500	136,000

Healthcare (20.2%)
*Amsurg Corporation	7,000	171,430
*Genzyme Corp.	3,500	210,070
*WellPoint Inc.	3,500	283,850
		665,350
Hospitals (9.3%)
*Lifepoint Hospitals Inc	8,000	305,760

Medical Equipment (8.0%)
*Boston Scientific Corp.	18,000	261,720

TOTAL COMMON STOCKS (COST: $2,457,053)		$2,527,060

SHORT-TERM SECURITIES (24.2%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $795,328)	795,328	$795,328

TOTAL INVESTMENTS IN SECURITIES (COST: $3,252,381)		$3,322,388
OTHER ASSETS LESS LIABILITIES		(31,574)

NET ASSETS		$3,290,814

* Non-income producing

Note: INVESTMENT IN SECURITIES

At March 30, 2007 the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $3,252,381.  The net unrealized appreciation of investments based on the cost was $70,007, which is comprised of $507,901 aggregate gross unrealized appreciation and $437,894aggregate gross unrealized depreciation.

INTEGRITY TECHNOLOGY FUND
Schedule of Investments March 30, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (76.8%)

Communications Equipment (5.3%)
*Cisco Systems, Inc.	7,000	$178,710

Computer Hardware (8.5%)
Intel Corp.	15,000	286,950

Computer Services (7.9%)
*Netease.com Inc. ADR	15,000	266,100

Diversified Electronic (3.1%)
*Benchmark Electronic	5,000	103,300

Drugs and Pharmaceuticals (11.0%)
Merck & Co.	5,000	220,850
Wyeth	3,000	150,090
		370,940
Energy (4.9%)
Ensco International Inc.	3,000	163,200

Healthcare (10.5%)
*Amsurg Corporation	7,000	171,430
*Genzyme Corp.	3,000	180,060
		351,490
Medical Equipment (3.5%)
*Boston Scientific Corp.	8,000	116,320

Software and Programming (3.3%)
Microsoft Corp.	4,000	111,480

Telecommunications (18.8%)
America Movil SA ADR	4,000	191,160
*Covad Communications Group Inc.	667	847
Harris Corp	6,000	305,700
*Trimble Navigation	5,000	134,200
		631,907

TOTAL COMMON STOCKS (COST: $2,149,402)		$2,580,397

SHORT-TERM SECURITIES (24.5%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $822,804)	822,804	$822,804

TOTAL INVESTMENTS IN SECURITIES (COST: $2,972,206)		$3,403,201
OTHER ASSETS LESS LIABILITIES		(42,372)

NET ASSETS		$3,360,829

*Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At March 30, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $2,972,206.  The net unrealized appreciation of investments based on the cost was $430,995, which is comprised of $702,356 aggregate gross unrealized appreciation and $271,361 aggregate gross unrealized depreciation.

INTEGRITY GROWTH AND INCOME FUND
Schedule of Investments March 30, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (89.6%)

Basic Materials (4.0%)
Barrick Gold Corp.	60,000	$1,713,000

Business Service (5.2%)
*Portfolio Recovery Associates	50,000	2,232,500

Business Software & Services (3.8%)
*EPIQ Systems, Inc.	80,000	1,630,400

Chemicals (5.2%)
3M Co.	29,000	2,216,470

Commercial Services (3.6%)
Western Union Company	70,000	1,536,500

Computer Hardware (5.5%)
IBM	25,000	2,356,500

Conglomerates (4.9%)
Raytheon Co.	40,000	2,098,400

Diversified Machinery (4.7%)
Teleflex Inc.	30,000	2,042,100

Drugs & Pharmaceuticals (4.9%)
Johnson & Johnson	35,000	2,109,100

Energy (3.9%)
BJ Services Co	60,000	1,674,000

Financial (8.6%)
BCE Inc.	60,000	1,696,800
Federated Investors, Inc.	55,000	2,019,600
		3,716,400
Insurance (6.0%)
Arthur J. Gallagher & Co.	20,000	566,600
Renaissance Re Holdings Ltd.	40,000	2,005,600
		2,572,200
Machinery & Equipment (2.7%)
*Accuride Corp.	80,000	1,168,000

Office Supplies (4.3%)
*Xerox Corp	110,000	1,857,900

Personal Products (5.4%)
Mckesson Corp	40,000	2,341,600

Publishing (5.3%)
John Wiles & Sons, Inc.	60,000	2,265,600

Scientific/Technical Instruments (3.2%)
*Energy Conversion Devices	40,000	1,397,600

Software & Programming (5.2%)
Microsoft Corp.	80,000	2,229,600

Telecom Services - Foreign (3.2%)
Telecom Corp. of New Zealand - ADR	50,000	1,360,000

TOTAL COMMON STOCKS (COST: $35,689,351)		$38,517,870

SHORT-TERM SECURITIES (8.0%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $3,469,921)	3,469,921	$3,469,921

TOTAL INVESTMENTS IN SECURITIES (COST: $39,159,272)		$41,987,791
OTHER ASSETS LESS LIABILITIES		1,015,680

NET ASSETS		$43,003,471

*Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At March 30, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $39,159,272.  The net unrealized appreciation of investments based on the cost was $2,828,519, which is comprised of $3,089,378 aggregate gross unrealized appreciation and $260,859 aggregate gross unrealized depreciation.

INTEGRITY ALL SEASON FUND
Schedule of Investments March 30, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets			Quantity	Market Value

COMMON STOCK (44.0%)

Banks (2.4%)
Associated Banc-Corp			2,069	$69,518
Bank of America			1,266	64,592
J.P. Morgan Chase & Co.			1,907	92,261
US Bancorp			2,020	70,639
				297,010
Broadcasting (1.6%)
Dun & Bradstreet Corp			1,153	105,154
Time Warner Inc.			4,543	89,588
				194,742
Building Materials (0.6%)
Pulte Homes Inc.			2,815	74,485

Chemicals (0.6%)
RPM International Inc.			3,383	78,147

Computer Hardware (1.4%)
*Dell Inc.			3,690	85,645
Intel Corp.			4,376	83,713
				169,358
Consumer Products (2.9%)
GAP Inc.			4,636	79,785
Limited Brands Inc.			3,121	81,333
Mattel, Inc			4,247	117,090
UST Inc.			1,230	71,315
				349,523
Diversified Electronic (0.9%)
Scana Corp			1,659	71,619
*Teradyne Inc.			2,125	35,147
				106,766
Drug and Pharmaceuticals (1.5%)
Bristol-Myers Squibb			6,328	175,665

Energy (4.7%)
Ameren Corp.			1,264	63,580
American Electric Power			1,641	79,999
CenterPoint Energy Inc.			4,366	78,326
Duke Energy			2,429	49,284
Nicor Inc.			1,432	69,337
Progress Energy Inc.			1,478	74,550
Public Svc. Ent. Grp.			937	77,808
Southern Co.			1,894	69,415
				562,299
Entertainment (0.6%)
*Cedar Fair, L.P.			2,410	68,830

Financial (4.5%)
Barclays PLC ADR			1,198	68,214
H&R Block Inc.			4,061	85,443
First Data Corp.			3,789	101,924
National City Corp			1,861	69,322
Regions Financial Corp			2,065	73,040
Wachovia Corp.			1,224	67,381
Washington Mutual, Inc.			1,947	78,620
				543,944
Healthcare (1.4%)
Glaxosmithkline PLC-ADR			1,299	71,783
IMS Health Inc.			3,300	97,878
				169,661
Hotels (0.8%)
Yum Brands			1,583	91,434

Housewares (0.6%)
Tupperware Brands Corp			3,009	75,014

Insurance (8.7%)
*Berkshire Hathaway 'B'			268	975,520
Arthur J. Gallagher & Co.			2,473	70,060
				1,045,580
Office Supplies (0.8%)
*Xerox Corp			5,557	93,858

Oil and Gas Operations (2.0%)
*Buckeye Partners LP			1,496	74,412
Integrys Energy Group			1,367	75,882
NiSource, Inc.			2,877	70,314
Spectra Energy Corp			912	23,958
				244,566
Photo Equipment and Supplies (0.6%)
Deluxe Corp			2,305	77,287

Restaurants (0.8%)
McDonalds Corp			2,186	98,480

Semiconductor (4.7%)
*Advanced Micro Devices, Inc.			2,401	31,357
Altera Corp			1,665	33,283
*Amkor Technology			2,861	35,705
Analog Devices			937	32,317
Applied Materials			1,846	33,820
*Atmel Corporation			6,277	31,573
*Broadcom Corp.			1,014	32,520
KLA-Tencor Corp			644	34,338
*LSI Logic Corporation			3,387	35,360
*Lam Research Corp			761	36,026
Linear Technology Corp			1,035	32,696
Maxim Integrated Products			1,041	30,605
*Micron Technology			2,789	33,691
National Semiconductor			1,339	32,324
*Novellus Systems			1,063	34,037
Texas Instruments, Inc.			1,069	32,177
Xilinx Inc.			1,312	33,758
				565,587
Tobacco (1.3%)
Universal Corporation			1,307	80,185
Vector Group LTD			4,095	76,618
				156,803
Wireless Communications (0.6%)
Vodafone Group PLC-SP ADR			2,472	66,398

TOTAL COMMON STOCKS (COST: $5,038,018)				$5,305,437

EXCHANGE TRADED FUNDS (21.6%)
IShares Silver Trust			642	85,720
IShares MSCI Japan IN			34,809	507,167
IShares MSCI EAFE Index Fund			6,488	494,775
IShares Dow Jones US Healthcare Sector Index Fund			9,361	624,472
Powershares Aero & Defense			13,317	258,083
Ultrashort S&P 500 Proshares			3,916	228,734
Utilities Select Sector SPDR Fund			10,262	407,402

TOTAL EXCHANGE TRADED FUNDS (COST: $2,548,204)				$2,606,353

	Coupon Rate	Maturity	Prinicipal Amount
CORPORATE BONDS (31.7%)

Auto-Cars/Light Trucks (1.4%)
United Rentals North	6.500%	02/15/2012	$175,000	$175,000

Broadcast Serv/Program (2.9%)
Sirius Satellite Radio	9.625	08/01/2013	177,000	178,328
XM Satellite Radio	9.750	05/01/2014	174,000	175,958
				354,286
Building - Residential/Commer (6.9%)
K Hovnanian Enterprises	6.250	01/15/2016	74,000	63,825
Kimball Hill Inc.	10.500	12/15/2012	191,000	187,180
William Lyon Homes	10.750	04/01/2013	80,000	78,800
William Lyon Homes	7.500	02/15/2014	48,000	42,240
M/I Homes Inc.	6.875	04/01/2012	76,000	69,065
Standard Pacific Corporation	6.250	04/01/2014	77,000	67,953
Tech Olympic USA	10.375	07/01/2012	22,000	16,610
Tech Olympic USA, Inc.	7.500	03/15/2011	45,000	31,950
Tech Olympic USA, Inc.	7.500	01/15/2015	155,000	110,438
WCI Communities	9.125	05/01/2012	75,000	74,625
WCI Communities Inc	6.625	03/15/2015	98,000	91,630
				834,316
Casino Hotels (5.3%)
Boyd Gaming Corp.	6.750	04/15/2014	177,000	176,780
Magna Entertainment	7.250	12/15/2009	20,000	18,900
155 E Tropicana LLC	8.750	04/01/2012	203,000	192,343
Trump Entertainment Resorts	8.500	06/01/2015	180,000	182,250
Wynn Las Vegas	6.625	12/01/2014	65,000	64,514
				634,787
Construction Materials (1.5%)
US Concrete Inc.	8.375	04/01/2014	176,000	178,860

Electronic Comp-Semicon (2.9%)
Amkor Technologies, Inc.	7.750	05/15/2013	138,000	135,240
Amkor Technologies	9.250	06/01/2016	40,000	41,700
Stoneridge Inc.	11.500	05/01/2012	170,000	178,713
				355,653
Finance - Auto Loans (1.4%)
Ford Motor Credit Co	7.000	10/01/2013	184,000	172,425

Food - Retail (1.5%)
Landry's Restaurant	7.500	12/15/2014	180,000	177,750

Medical - Hospitals (1.0%)
Tenet Healthcare	6.875	11/15/2031	109,000	86,655
Tenet Healthcare Corp.	9.875	07/01/2014	30,000	30,300
				116,955
Miscellaneous Manufacturer (1.0%)
Propex Fabrics Inc.	10.000	12/01/2012	132,000	115,335

Oil Co. - Explor. & Prod. (1.3%)
Clayton William Energy	7.750	08/01/2013	166,000	156,664

Oil Refining & Marketing (0.8%)
United Refining	10.500	08/15/2012	95,000	99,988

Resorts - Themeparks (1.5%)
Six Flags Inc.	9.750	04/15/2013	185,000	177,370

Retail - Auto Parts (0.0%)
Pep Boys	7.500	12/15/2014	6,000	5,910

Retail - Jewelry (1.4%)
Finlay Fine Jewelry Corp	8.375	06/01/2012	181,000	166,068

Telecom Services (0.9%)
Grande Communications	14.000	04/01/2011	65,000	68,737
PacWest Telecom Inc.	13.500	02/01/2009	113,208	36,085
				104,822

TOTAL CORPORATE BONDS (COST: $3,849,867)				$3,826,189

SHORT-TERM SECURITIES (4.8%)			Shares
Wells Fargo Advantage Investment Money Market (COST: $574,413)			574,413	$574,413

TOTAL INVESTMENTS IN SECURITIES (COST: $12,010,502)				$12,312,392
OTHER ASSETS LESS LIABILITIES				(240,973)

NET ASSETS				$12,071,419

*Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At March 30, 2007, the aggregate cost of securities for federal income tax purposes was $12,010,502.  The net unrealized appreciation of investments based on the cost was $301,890, which is comprised of $562,711 aggregate gross unrealized appreciation and $260,821aggregate gross unrealized depreciation.

INTEGRITY HIGH INCOME FUND
Schedule of Investments March 30, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Coupon Rate	Maturity	Principal Amount	Market Value

CORPORATE BONDS (95.4%)

Aerospace & Defense (0.5%)
Spacehab	5.500%	10/15/2010	$1,095,000	$769,238

Auto-Cars/Light Trucks (3.7%)
United Rentals North	6.500	02/15/2012	6,087,000	6,087,000

Broadcast Serv/Program (8.4%)
Sirius Satellite Radio	9.625	08/01/2013	7,308,000	7,362,810
XM Satellite Radio	9.750	05/01/2014	6,602,000	6,676,273
				14,039,083
Building-Residential/Commer (18.6%)
K Hovnanian Enterprises	6.250	01/15/2016	600,000	517,500
Kimball Hill Inc.	10.500	12/15/2012	7,515,000	7,364,700
William Lyon Homes	10.750	04/01/2013	4,461,000	4,394,085
M/I Homes Inc.	6.875	04/01/2012	5,414,000	4,919,973
Standard Pacific Corporation	6.250	04/01/2014	243,000	214,448
Tech Olympic USA, Inc	9.000	07/01/2010	1,936,000	1,829,520
Tech Olympic USA	10.375	07/01/2012	4,254,000	3,211,770
Tech Olympic USA, Inc.	7.500	03/15/2011	243,000	172,530
Tech Olympic USA, Inc.	7.500	01/15/2015	2,598,000	1,851,075
WCI Communities	9.125	05/01/2012	4,556,000	4,533,220
WCI Communities Inc	6.625	03/15/2015	2,018,000	1,886,830
				30,895,650
Casino Hotels (16.1%)
Boyd Gaming Corp.	6.750	04/15/2014	4,814,000	4,807,983
MGM Mirage	6.625	07/15/2015	6,359,000	6,104,640
Magna Entertainment	7.250	12/15/2009	1,304,000	1,232,280
155 E Tropicana LLC	8.750	04/01/2012	6,940,000	6,575,650
Trump Entertainment Resorts	8.500	06/01/2015	7,319,000	7,410,488
Wynn Las Vegas	6.625	12/01/2014	705,000	699,713
				26,830,753
Construction Materials (4.2%)
US Concrete Inc.	8.375	04/01/2014	6,944,000	7,056,840

Electronic Comp-Semicon (7.7%)
Advanced Micro Devices	7.750	11/01/2012	259,000	262,885
Amkor Technologies, Inc.	7.750	05/15/2013	5,140,000	5,037,200
Amkor Technologies	9.250	06/01/2016	1,435,000	1,495,988
Stoneridge Inc.	11.500	05/01/2012	5,768,000	6,063,610
				12,859,683
Finance - Auto Loans (4.3%)
Ford Motor Credit Co	7.000	10/01/2013	7,599,000	7,120,947

Finance - Other Services (0.9%)
AMR Real Estate Partners	7.125	02/15/2013	1,500,000	1,477,500

Food - Retail (3.5%)
Landry's Restaurant	7.500	12/15/2014	5,947,000	5,872,663

Marine Services (0.8%)
Great Lakes Dredge & Dock	7.750	12/15/2013	1,378,000	1,346,995

Medical - Hospitals (2.9%)
Tenet Healthcare Corp.	9.875	07/01/2014	4,821,000	4,869,210

Miscellaneous Manufacturer (2.7%)
Propex Fabrics Inc.	10.000	12/01/2012	5,118,000	4,471,853

Oil Co. - Explor. & Prod. (8.1%)
Brigham Exploration Co.	9.625	05/01/2014	3,804,000	3,861,060
Callon Petroleum	9.750	12/08/2010	1,813,000	1,862,858
Comstock Resources Inc	6.875	03/01/2012	275,000	266,750
Clayton William Energy	7.750	08/01/2013	7,908,000	7,463,175
				13,453,843
Oil Refining & Marketing (1.4%)
United Refining	10.500	08/15/2012	2,218,000	2,334,445

Resorts - Themeparks (3.4%)
Six Flags Inc.	8.875	02/01/2010	173,000	174,514
Six Flags Inc.	9.750	04/15/2013	5,708,000	5,472,545
				5,647,059
Retail - Jewelry (4.5%)
Finlay Fine Jewelry Corp	8.375	06/01/2012	8,114,000	7,444,595

Retail - Major Dept Store (1.2%)
Toys R Us	7.375	10/15/2018	2,367,000	2,029,703

Storage/Warehousing (0.1%)
Mobile Mini Inc.	9.500	07/01/2013	83,000	89,018

Telecom Services (2.4%)
Grande Communications	14.000	04/01/2011	3,432,000	3,629,340
PacWest Telecom Inc.	13.500	02/01/2009	1,259,172	401,361
				4,030,701

TOTAL CORPORATE BONDS (COST: $157,917,666)				$158,726,774

SHORT-TERM SECURITIES (3.0%)			Shares
Wells Fargo Advantage Investment Money Market (COST: $5,003,911)			5,003,911	$5,003,911

TOTAL INVESTMENTS IN SECURITIES (COST: $162,921,577)				$163,730,685
OTHER ASSETS LESS LIABILITIES				2,671,782

NET ASSETS				$166,402,467

Note: INVESTMENT IN SECURITIES

At March 30, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $162,921,577.  The net unrealized appreciation of investments based on the cost was $809,108, which is comprised of $4,347,715 aggregate gross unrealized appreciation and $3,538,607aggregate gross unrealized depreciation.

Item 2. Controls and Procedures

(a)           The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report").  The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)           There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)       Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Integrity Funds

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 31, 2007

BY: /s/Laura Anderson
 LAURA ANDERSON
TREASURER

Date: May 31, 2007